Contingent Liabilities and Financial Commitments - Summary of Engle Progeny Cases (Parenthetical) (Details) - Case	12 Months Ended	24 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Total number of cases remain undecided	20	20
Additional number of cases affirmed	2	2
Number of cases decided or closed	21	14
Number of cases reversed for reinstatement	1	1
Total number of cases affirmed in favour of plaintiffs	15	12
Number of pending to review		3
Number of cases reversed for new trial	1	1
Number of cases subsequently dismissed	2	1